Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2019
Entity File Number	001-35751
Entity Registrant Name	STRATASYS LTD.
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	1 Holtzman Street
Entity Address, Address Line Two	Science Park
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, City or Town	Rehovot
Entity Address Country	IL
Entity Address, Postal Zip Code	76124
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
Trading Symbol	SSYS
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	54,440,534
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001517396
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Business Contact [Member]
Contact Personnel Name	S. Scott Crump, Chairman of Executive Committee
Entity Address, Address Line One	7665 Commerce Way
Entity Address, City or Town	Eden Prairie
Entity Address State Or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	937-3000
Contact Personnel Email Address	scott.crump@stratasys.com